AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 10, 2014

1933 Act File No. 002-73024

1940 Act File No. 811-03213

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 182	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 183	☒

(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1000 CONTINENTAL DRIVE, SUITE 400

KING OF PRUSSIA, PENNSYLVANIA 19406

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICE) (ZIP CODE)

Registrant’s Telephone Number, including Area Code: (610) 230-1300

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH MODHERA, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400	STRADLEY RONON STEVENS & YOUNG, LLP
KING OF PRUSSIA, PENNSYLVANIA 19406	1250 CONNECTICUT AVENUE N.W., SUITE 500
(NAME AND ADDRESS OF AGENT FOR SERVICE)	WASHINGTON, D.C. 20036

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Nationwide Variable Insurance Trust (a Delaware Statutory Trust) certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 182/183 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Upper Merion, and Commonwealth of Pennsylvania, on this 10th day of July, 2014.

NATIONWIDE VARIABLE INSURANCE TRUST

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 182/183 TO THE REGISTRATION STATEMENT OF NATIONWIDE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 10TH DAY OF JULY, 2014.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Lydia Micheaux Marshall*
Lydia Micheaux Marshall, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In Fact

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase